Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule Of Components Of Income From Continuing Operations Before Income Taxes And Income Tax Expense (Benefit)

	Years Ended December 31,
(Thousands of dollars)	2013	2012	2011

Income (loss) from continuing operations before income taxes	$257,677	150,119	310,813

Income tax expense (benefit)
Federal - Current	$89,700	64,059	75,946
Federal - Deferred	(4,761)	(17,098)	17,716
State - Current and deferred	16,412	16,744	29,298
Total	$101,351	63,705	122,960

Schedule Of Reconciliation Of Income Taxes To Statutory Rate

	Years Ended December 31,
(Thousands of dollars)	2013	2012	2011

Income tax expense based on the U.S. statutory tax rate	$90,187	52,542	108,785
State income taxes, net of federal benefit	10,668	10,884	19,044
Other, net	496	279	(4,869)
Total	$101,351	63,705	122,960

Summary Of Deferred Tax Assets And Deferred Tax Liabilities

	Years Ended December 31,
(Thousands of dollars)	2013	2012

Deferred tax assets
Property costs	$6,456	5,729
Asset retirement obligations	5,844	6,187
Other deferred tax assets	9,479	5,507
Total gross deferred tax assets	21,779	17,423
Less valuation allowance	-	-
Net deferred tax assets	21,779	17,423

Deferred tax liabilities
Accumulated depreciation and amortization	(115,737)	(127,182)
Deferred turnaround costs	(84)	(137)
State deferred taxes	(16,423)	(13,789)
Other deferred tax liabilities	(11,610)	(18,911)
Total gross deferred tax liabilities	(143,854)	(160,019)
Net deferred tax liabilities	$(122,075)	(142,596)